Marketable Securities - Maturity of Debt Securities (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Amortized Cost
Due in one year or less	$ 8,858
Due after one year through five years	40,693
Amortized Cost	49,551
Fair Value
Due in one year or less	8,847
Due after one year through five years	40,527
Fair Value	$ 49,374